Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 342,065	$ 378,358
Short-term investments	50,104	100,676
Accounts receivable
Customers and agents, less allowances of $59,206 and $24,290, respectively	467,255	349,424
Roaming	30,136	31,782
Affiliated	980	375
Other, less allowances of $1,032 and $2,612, respectively	88,224	63,639
Inventory, net	238,188	155,886
Income taxes receivable		1,612
Prepaid expenses	65,596	62,560
Net deferred income tax asset	99,105	35,419
Other current assets	19,538	16,745
Total current assets	1,401,191	1,196,476
Assets held for sale	16,027	216,763
Investments
Licenses	1,401,126	1,456,794
Goodwill	387,524	421,743
Investments in unconsolidated entities	265,585	144,531
Long-term investments		50,305
Total investments	2,054,235	2,073,373
Property, plant and equipment
In service and under construction	7,717,512	7,478,428
Less: Accumulated depreciation	4,860,992	4,455,840
Property, plant and equipment, net	2,856,520	3,022,588
Other assets and deferred charges	117,735	78,250
Total assets	6,445,708	6,587,450
Current liabilities
Current portion of long-term debt	166	92
Accounts payable
Affiliated	11,243	10,725
Trade	405,583	310,936
Customer deposits and deferred revenues	256,740	192,113
Accrued taxes	73,820	35,834
Accrued compensation	66,566	90,418
Other current liabilities	192,055	114,881
Total current liabilities	1,006,173	754,999
Liabilities held for sale		19,594
Deferred liabilities and credits
Net deferred income tax liability	836,297	849,818
Other deferred liabilities and credits	315,073	288,441
Long-term debt	878,032	878,858
Commitments and contingencies
Noncontrolling interests with redemption features	536	493
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,424,729	1,412,453
Treasury Shares at cost	(164,692)	(165,724)
Retained earnings	2,043,095	2,399,052
Total U.S. Cellular shareholders' equity	3,391,206	3,733,855
Noncontrolling interests	18,391	61,392
Total equity	3,409,597	3,795,247
Total liabilities and equity	$ 6,445,708	$ 6,587,450